Schedule of Investments (unaudited)
August 31, 2021
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 6.8%
AGL Energy Ltd.	245,303	$ 1,154,090
Alumina Ltd.	489,597	632,638
Appen Ltd.	2,252	17,621
Aristocrat Leisure Ltd.	113,307	3,760,739
ASX Ltd.	26,677	1,707,384
Aurizon Holdings Ltd.	814,941	2,242,094
BHP Group Ltd.	193,936	6,416,689
BHP Group PLC	63,622	1,978,387
Brambles Ltd.	474,070	4,190,445
carsales.com Ltd.	6,503	118,717
Challenger Ltd.	54,057	253,908
Charter Hall Group	8,019	104,663
Commonwealth Bank of Australia	74,925	5,459,197
CSL Ltd.	32,333	7,353,914
Ensogo Ltd.(a)(b)	122,284	1
Glencore PLC	589,433	2,657,008
Goodman Group	394,114	6,656,638
GPT Group	66,646	235,944
Harvey Norman Holdings Ltd.	44,187	173,172
Iluka Resources Ltd.	111,268	806,873
IOOF Holdings Ltd.	405,304	1,404,558
JB Hi-Fi Ltd.	21,302	711,926
Macquarie Group Ltd.	994	120,642
Magellan Financial Group Ltd.	29,006	914,754
Medibank Pvt Ltd.	2,847,735	7,377,936
Mineral Resources Ltd.	7,759	308,651
Nine Entertainment Co. Holdings Ltd.	20,331	40,461
Platinum Asset Management Ltd.	45	130
QBE Insurance Group Ltd.	16,059	138,192
REA Group Ltd.	70,412	7,880,398
Rio Tinto PLC	28,342	2,096,862
Scentre Group	3,336,910	6,940,353
SEEK Ltd.	20,721	490,839
South32 Ltd.	425,275	969,221
Stockland	194,313	654,814
Treasury Wine Estates Ltd.	19,270	177,482
Westpac Banking Corp.	139,959	2,633,124
WiseTech Global Ltd.	41,276	1,450,898
Zip Co. Ltd.(b)	18,974	93,966
		80,325,329
Austria — 0.3%
ANDRITZ AG	2,896	166,634
Erste Group Bank AG	17,819	711,499
Raiffeisen Bank International AG	96,538	2,314,629
		3,192,762
Belgium — 0.1%
Anheuser-Busch InBev SA/NV	2,658	163,021
Groupe Bruxelles Lambert SA	7,888	903,697
Proximus SADP	6,054	118,697
Telenet Group Holding NV	9,111	346,668
		1,532,083
China — 0.2%
BOC Hong Kong Holdings Ltd.	539,500	1,632,622
Prosus NV	2,014	178,270
		1,810,892
Denmark — 3.7%
AP Moller - Maersk A/S, Class A	400	1,083,972
AP Moller - Maersk A/S, Class B	1,768	5,036,608
Carlsberg AS, Class B	1,205	210,471
Security	Shares	Value
Denmark (continued)
Chr Hansen Holding A/S	32,710	$ 3,018,490
Coloplast A/S, Class B	46,292	8,020,482
FLSmidth & Co. A/S	3,203	116,115
Genmab A/S(b)	3,333	1,578,953
GN Store Nord AS	15,627	1,176,321
ISS A/S(b)	1,276	29,364
Netcompany Group A/S(c)	4,706	608,336
Novo Nordisk A/S, Class B	202,215	20,243,737
Novozymes A/S, B Shares	12,689	1,025,742
Orsted A/S(c)	247	39,269
SimCorp A/S	6,967	950,277
		43,138,137
Finland — 2.7%
Kesko Oyj, B Shares	9,479	392,237
Kone Oyj, Class B	137,139	11,379,834
Neste Oyj	29,114	1,773,390
Nokia Oyj(b)	238,663	1,433,680
Nordea Bank Abp	1,041,687	12,234,659
Sampo Oyj, A Shares	17,765	918,012
UPM-Kymmene Oyj	80,538	3,281,003
Valmet Oyj	1,152	46,230
		31,459,045
France — 12.1%
Airbus SE(b)	459	62,789
ALD SA(c)	19	268
Amundi SA(c)	40,603	3,842,793
Arkema SA	567	75,357
Atos SE	22,425	1,165,908
AXA SA	115,969	3,257,976
BioMerieux	973	119,169
BNP Paribas SA	169,609	10,744,710
Casino Guichard Perrachon SA(b)	47,929	1,392,338
CNP Assurances	99,868	1,711,230
Credit Agricole SA	125,068	1,805,197
Dassault Systemes SE	214,163	12,232,132
Engie SA	573,994	8,225,215
Hermes International	6,671	9,818,438
Kering SA	13,681	10,897,202
Klepierre SA	14,436	353,914
Legrand SA	14,582	1,673,054
L’Oreal SA	34,693	16,275,851
LVMH Moet Hennessy Louis Vuitton SE	27,439	20,327,096
Publicis Groupe SA	8,416	552,511
Renault SA(b)	5,794	215,676
Rexel SA	400,190	8,377,602
Rubis SCA	68,743	2,666,692
Safran SA	2,416	303,076
Sanofi	8,991	931,815
Schneider Electric SE	84,876	15,164,498
Société Générale SA	56,249	1,770,388
Sodexo SA(b)	1,741	144,261
Teleperformance	3,711	1,641,693
TotalEnergies SE	126,082	5,576,938
Unibail-Rodamco-Westfield(b)	10,467	917,221
Valeo	5,482	156,470
Vinci SA	3,477	373,052
		142,772,530
Germany — 10.1%
adidas AG	7,640	2,710,289
Allianz SE, Registered Shares	47,173	11,074,412
alstria office REIT-AG	30,334	617,959

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Aroundtown SA	321,716	$ 2,465,205
Bayer AG, Registered Shares	31,448	1,749,480
Bayerische Motoren Werke AG	21,665	2,056,415
Bayerische Motoren Werke AG, Preference Shares	1,081	90,499
Bechtle AG	592	42,804
Beiersdorf AG	597	72,454
Deutsche Boerse AG	24,841	4,284,001
Deutsche Post AG, Registered Shares	200,380	14,088,542
Deutsche Wohnen SE	1,632	101,303
DWS Group GmbH & Co. KGaA(c)	4,427	186,846
E.ON SE	380,322	5,017,803
Evonik Industries AG	205,960	6,954,043
Fresenius Medical Care AG & Co. KGaA	65,641	5,047,134
FUCHS PETROLUB SE, Preference Shares	1,202	60,830
GEA Group AG	1,693	78,145
Hannover Rueck SE	267	49,135
HelloFresh SE(b)	31,905	3,444,715
Henkel AG & Co. KGaA, Preference Shares	5,767	563,454
HOCHTIEF AG	383	30,633
HUGO BOSS AG	2,880	160,805
Merck KGaA	165	39,203
MTU Aero Engines AG	2,402	551,252
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	395	115,288
Nemetschek SE	3,680	360,673
Rheinmetall AG	6,022	588,904
SAP SE	121,413	18,237,450
Sartorius AG, Preference Shares	4,008	2,640,521
Schaeffler AG, Preference Shares	132,345	1,135,863
Scout24 AG(c)	10,870	913,875
Siemens AG, Registered Shares	106,797	17,717,070
Symrise AG	16,524	2,351,530
Telefonica Deutschland Holding AG	72,811	204,389
thyssenkrupp AG(b)	25	279
Volkswagen AG	1,061	355,002
Volkswagen AG, Preference Shares	12,597	2,996,253
Zalando SE(b)(c)	85,046	9,429,453
		118,583,911
Hong Kong — 2.5%
AIA Group Ltd.	1,392,400	16,626,268
Cathay Pacific Airways Ltd.(b)(d)	118,000	98,922
CK Asset Holdings Ltd.	199,000	1,295,907
Dah Sing Financial Holdings Ltd.	17,600	54,755
Haitong International Securities Group Ltd.	147,000	42,461
Hongkong Land Holdings Ltd.	100	420
Kerry Properties Ltd.	530,000	1,803,168
Link REIT	26,300	241,813
NWS Holdings Ltd.	164,000	159,022
Sun Hung Kai Properties Ltd.	66,500	937,914
Swire Properties Ltd.	967,200	2,614,069
Techtronic Industries Co. Ltd.	255,000	5,643,716
Wharf Real Estate Investment Co. Ltd.	81,000	401,129
		29,919,564
India — 0.0%
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $804,375)(a)(b)(e)	1,080	168,221
Ireland — 0.4%
AIB Group PLC(b)	27,038	81,241
CRH PLC	3,199	169,470
Flutter Entertainment PLC(b)	7,783	1,513,056
Kerry Group PLC, Class A	6,041	885,908
Security	Shares	Value
Ireland (continued)
Kingspan Group PLC	15,338	$ 1,751,524
Smurfit Kappa Group PLC	7,924	454,155
		4,855,354
Israel — 1.4%
Bank Hapoalim BM	481,365	4,141,007
First International Bank Of Israel Ltd.	997	36,040
Israel Discount Bank Ltd., Class A(b)	360,146	1,860,253
Mizrahi Tefahot Bank Ltd.	3,292	109,517
Nice Ltd.(b)	26,533	7,705,121
Teva Pharmaceutical Industries Ltd.(b)(d)	211,653	2,012,794
		15,864,732
Italy — 1.6%
Amplifon SpA	36,056	1,885,994
Assicurazioni Generali SpA	221,448	4,517,769
Banca Mediolanum SpA	17,441	181,069
BPER Banca	97,030	211,246
Davide Campari-Milano NV	12,716	175,863
Enel SpA	124,639	1,135,516
Eni SpA	69,289	854,860
Hera SpA	110,032	475,713
Intesa Sanpaolo SpA	1,693,705	4,792,942
Italgas SpA	115,581	766,256
Mediaset SpA	11	34
Mediobanca Banca di Credito Finanziario SpA(b)	205,011	2,416,774
Pirelli & C SpA(c)	105,830	634,522
PRADA SpA	7,300	43,005
Unipol Gruppo SpA	114,588	679,632
		18,771,195
Japan — 20.8%
Advantest Corp.	16,600	1,430,118
Alps Alpine Co. Ltd.	38,100	399,137
Amada Co. Ltd.	99,100	1,004,594
Asahi Kasei Corp.	217,300	2,240,380
Astellas Pharma, Inc.	95,800	1,614,222
Benesse Holdings, Inc.	43,600	941,865
Bridgestone Corp.	193,000	8,884,499
Calbee, Inc.	54,000	1,338,084
Canon, Inc.	295,390	7,027,957
Casio Computer Co. Ltd.	5,800	89,579
Chugai Pharmaceutical Co. Ltd.	39,100	1,527,752
Chugoku Electric Power Co., Inc.	13,400	125,007
CyberAgent, Inc.	1,400	25,629
Daiichi Sankyo Co. Ltd.	13,800	327,784
Daikin Industries Ltd.	20,000	4,990,931
Daito Trust Construction Co. Ltd.	6,500	713,869
Denso Corp.	17,900	1,252,875
Disco Corp.	5,700	1,655,831
DMG Mori Co. Ltd.	1,500	26,763
Electric Power Development Co. Ltd.	11,500	171,793
FANUC Corp.	28,100	6,121,896
Fast Retailing Co. Ltd.	8,900	5,862,237
Fuji Oil Holdings, Inc.	4,000	90,425
Fuyo General Lease Co. Ltd.	900	62,139
Hikari Tsushin, Inc.	5,600	979,912
Honda Motor Co. Ltd.	73,400	2,221,572
Hoya Corp.	6,800	1,098,092
Inpex Corp.	72,000	494,704
Isuzu Motors Ltd.	12,000	151,695
Itochu Techno-Solutions Corp.	800	24,718
Japan Post Holdings Co. Ltd.	264,900	2,276,742
Japan Tobacco, Inc.	549,700	10,665,607

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kandenko Co. Ltd.	5,400	$ 46,397
Kao Corp.	10,900	658,432
KDDI Corp.	199,100	6,085,571
Keyence Corp.	20,400	12,246,801
Kirin Holdings Co. Ltd.	526,700	9,542,093
Komatsu Ltd.	3,100	75,400
Kuraray Co. Ltd.	14,000	131,603
Lawson, Inc.	8,400	404,008
Lintec Corp.	31,000	702,021
Lion Corp.	6,400	108,902
Marubeni Corp.	7,700	61,264
Mitsubishi Estate Co. Ltd.	8,700	136,210
Mitsubishi HC Capital, Inc.	431,800	2,312,276
Mitsubishi Heavy Industries Ltd.	2,100	55,480
Mitsubishi Materials Corp.	51,500	1,055,692
Mitsubishi UFJ Financial Group, Inc.	242,600	1,316,213
Mitsui Mining & Smelting Co. Ltd.	3,500	106,154
Morinaga & Co. Ltd	8,000	280,563
MS&AD Insurance Group Holdings, Inc.	157,700	5,104,574
Murata Manufacturing Co. Ltd.	7,700	634,771
NEC Corp.	12,600	661,288
Nexon Co. Ltd.	6,800	124,023
NGK Spark Plug Co. Ltd.	45,800	703,990
Nidec Corp.	31,700	3,621,052
Nihon M&A Center, Inc.	18,800	560,618
Nikon Corp.	36,400	382,571
Nintendo Co. Ltd.	8,400	4,035,692
Nippon Paint Holdings Co. Ltd.	133,000	1,651,756
Nippon Telegraph & Telephone Corp.	255,900	6,817,891
Nissan Motor Co. Ltd.(b)	54,800	287,486
Nomura Holdings, Inc.	123,400	595,928
Nomura Research Institute Ltd.	14,100	528,755
Obic Co. Ltd.	7,400	1,405,035
Olympus Corp.	80,100	1,683,097
Omron Corp.	19,900	1,875,099
Otsuka Corp.	12,300	636,733
Recruit Holdings Co. Ltd.	158,100	9,309,276
Relo Group, Inc.	1,700	38,012
Ricoh Co. Ltd.	90,700	922,905
Secom Co. Ltd.	12,100	917,576
Sekisui House Ltd.	74,700	1,488,264
Shin-Etsu Chemical Co. Ltd.	21,300	3,518,075
SMC Corp.	9,600	6,142,547
SoftBank Corp.	187,100	2,503,929
SoftBank Group Corp.	81,900	4,615,374
Sony Group Corp.	14,300	1,478,554
Subaru Corp.	203,900	3,773,720
Sumitomo Chemical Co. Ltd.	1,867,600	9,468,020
Sumitomo Corp.	291,900	4,113,681
Sumitomo Metal Mining Co. Ltd.	1,400	53,649
Sumitomo Mitsui Financial Group, Inc.	345,300	11,918,279
Sumitomo Rubber Industries Ltd.	309,500	3,707,669
Suntory Beverage & Food Ltd.	32,300	1,294,699
Sysmex Corp.	5,600	636,420
Takeda Pharmaceutical Co. Ltd.	349,900	11,646,602
Terumo Corp.	112,400	4,690,535
Tokio Marine Holdings, Inc.	91,700	4,486,817
Tokyo Electron Ltd.	25,400	10,879,934
Tokyo Gas Co. Ltd.	13,700	263,352
Tokyu Fudosan Holdings Corp.	28,400	164,309
Toray Industries, Inc.	28,100	189,470
Toshiba Corp.	26,700	1,158,106
Security	Shares	Value
Japan (continued)
Toyota Motor Corp.	59,600	$ 5,190,763
Trend Micro, Inc.	30,400	1,665,289
Unicharm Corp.	89,300	3,981,254
Yamada Holdings Co. Ltd.	147,300	631,936
Yamaha Motor Co. Ltd.	43,700	1,111,803
Yamazaki Baking Co. Ltd.	27,700	454,246
Yaskawa Electric Corp.	2,100	102,499
		244,991,411
Luxembourg — 0.2%
RTL Group SA	34,528	2,145,555
Netherlands — 5.2%
ABN AMRO Bank NV, CVA(b)(c)	22,799	317,630
Adyen NV(b)(c)	1,489	4,812,561
Aegon NV	283,282	1,398,773
Argenx SE(b)	1,353	451,419
ASML Holding NV	19,253	16,056,766
ASR Nederland NV	6,098	278,647
EXOR NV	10,962	914,598
Flow Traders(c)	18	733
IMCD NV	1,223	240,907
JDE Peet’s NV	18,656	641,017
Koninklijke Ahold Delhaize NV	349,247	11,782,699
Koninklijke KPN NV	55,001	176,188
Koninklijke Philips NV	5,064	233,365
PostNL NV	402,233	2,104,845
Randstad NV	90,670	6,677,495
Royal Dutch Shell PLC, A Shares	408,928	8,104,728
Royal Dutch Shell PLC, B Shares	238,855	4,700,097
Wolters Kluwer NV	17,386	1,999,404
		60,891,872
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	165,388	3,859,813
Meridian Energy Ltd.	15,853	58,551
Spark New Zealand Ltd.	281,599	966,932
Xero Ltd.(b)	7,956	879,961
		5,765,257
Norway — 0.9%
DNB Bank ASA	105,388	2,224,399
Equinor ASA	392,680	8,322,516
Norsk Hydro ASA	59,771	412,614
TOMRA Systems ASA	9	553
		10,960,082
Portugal — 0.0%
Galp Energia SGPS SA	37,922	387,901
Jeronimo Martins SGPS SA	3,996	84,693
		472,594
Singapore — 0.4%
Jardine Cycle & Carriage Ltd.	263,900	3,804,811
United Overseas Bank Ltd.	58,500	1,107,480
		4,912,291
South Africa — 0.4%
Anglo American PLC	110,332	4,659,928
Spain — 1.2%
Acciona SA	12,481	2,029,167
Amadeus IT Group SA(b)	30,268	1,848,705
Banco Bilbao Vizcaya Argentaria SA	200,605	1,312,959
Banco Santander SA	53,831	198,489
Bankinter SA	10,872	63,628
CaixaBank SA	140,939	437,819

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Fluidra SA	795	$ 32,455
Grifols SA	4,981	121,768
Iberdrola SA	10,045	124,469
Industria de Diseno Textil SA	180,410	6,163,061
Mediaset Espana Comunicacion SA(b)	24	146
Repsol SA	130,654	1,499,275
		13,831,941
Sweden — 3.9%
Assa Abloy AB, Class B	340,726	10,903,476
Atlas Copco AB, A Shares	118,968	8,178,732
Atlas Copco AB, B Shares	50,226	2,908,639
Elekta AB, B Shares	113,499	1,422,925
H & M Hennes & Mauritz AB, B Shares(b)	55,194	1,108,330
Hexagon AB, B Shares	56,892	986,546
Husqvarna AB, B Shares	56,676	761,356
Industrivarden AB, C Shares	2,371	82,682
Intrum AB	7,329	219,101
Investor AB, B Shares	176,151	4,213,295
Kinnevik AB, Class B(b)	16,803	658,360
L E Lundbergforetagen AB, B Shares	20,693	1,322,130
Lundin Energy AB	15,627	477,573
Saab AB, Class B	161,223	4,812,152
Samhallsbyggnadsbolaget i Norden AB	43,629	249,202
SKF AB, B Shares	48,565	1,240,327
Swedish Match AB	488,975	4,517,490
Tele2 AB, B Shares	73,257	1,099,818
Telefonaktiebolaget LM Ericsson, B Shares	9,981	118,226
Telia Co. AB	96,240	413,771
Trelleborg AB, B Shares	5,579	135,823
		45,829,954
Switzerland — 8.8%
ABB Ltd., Registered Shares	50,186	1,856,614
Adecco Group AG, Registered Shares	58,567	3,257,929
Cie Financiere Richemont SA, Registered Shares	95,728	10,565,617
Clariant AG, Registered Shares	3,479	73,215
Givaudan SA, Registered Shares	2,459	12,336,755
Holcim Ltd.	22,119	1,260,375
Kuehne + Nagel International AG, Registered Shares	7,187	2,626,618
Nestlé SA, Registered Shares	183,140	23,128,541
Novartis AG, Registered Shares	241,721	22,356,990
Partners Group Holding AG	351	622,324
PSP Swiss Property AG, Registered Shares	203	27,229
Roche Holding AG	28,887	11,599,724
Roche Holding AG	1,261	564,488
Sika AG, Registered Shares	30,108	10,848,102
Straumann Holding AG, Registered Shares	558	1,078,191
Sulzer AG, Registered Shares	2	301
Swatch Group AG	175	49,377
Temenos AG, Registered Shares	2,724	432,194
UBS Group AG, Registered Shares	31,292	521,989
		103,206,573
United Kingdom — 11.5%
3i Group PLC	9,383	172,564
Ashtead Group PLC	3,059	239,131
Associated British Foods PLC	100,406	2,737,667
AstraZeneca PLC	124,898	14,606,002
Auto Trader Group PLC(c)	19,756	170,842
Aviva PLC	160,095	889,827
Bellway PLC	16,530	801,108
BP PLC	1,867,643	7,598,123
Security	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	383,898	$ 14,401,310
BT Group PLC(b)	124	290
Burberry Group PLC	88,542	2,267,182
Close Brothers Group PLC	15	318
CNH Industrial NV	19,334	319,607
Compass Group PLC(b)	47,654	984,529
Croda International PLC	13,057	1,643,637
Diageo PLC	127,347	6,121,911
Direct Line Insurance Group PLC	194,648	826,920
Dunelm Group PLC	18,256	322,672
Experian PLC	127,540	5,625,807
GlaxoSmithKline PLC	120,483	2,423,589
Greggs PLC(b)	22,269	928,942
Halma PLC	6,473	267,308
HomeServe PLC	122,026	1,571,981
Howden Joinery Group PLC	192,702	2,506,647
HSBC Holdings PLC	1,755,602	9,271,082
IG Group Holdings PLC	52,158	671,655
Imperial Brands PLC	144,652	3,067,607
International Consolidated Airlines Group SA(b)	15,122	33,155
Intertek Group PLC	7,014	508,564
ITV PLC(b)	1,288,746	2,053,983
J Sainsbury PLC	508,578	2,125,654
JD Sports Fashion PLC	135,580	1,882,699
JET2 PLC(b)	78,499	1,245,447
Johnson Matthey PLC	1,525	61,654
Kingfisher PLC	404,274	1,946,589
Lloyds Banking Group PLC	13,175,934	7,887,840
Micro Focus International PLC	553,850	3,387,285
Next PLC	17,172	1,867,472
Phoenix Group Holdings PLC	47,192	404,360
Primary Health Properties PLC	148,471	344,131
Prudential PLC	109,220	2,275,558
Redrow PLC	26,458	258,537
RELX PLC	97,264	2,919,007
Rightmove PLC	667,126	6,436,276
Royal Mail PLC	212,173	1,445,058
Smith & Nephew PLC	7,681	147,084
Smiths Group PLC	143,764	2,853,282
SSE PLC	71,461	1,605,317
Standard Chartered PLC	248,234	1,548,021
Subsea 7 SA	39	297
Tesco PLC	749,403	2,630,872
Tritax Big Box REIT PLC	52,637	171,578
Unilever PLC	107,740	5,998,956
Whitbread PLC(b)	36,937	1,631,115
Wm Morrison Supermarkets PLC	157,810	627,699
WPP PLC	12,061	163,533
		134,899,281
United States — 0.7%
Ferguson PLC	9,736	1,407,225
James Hardie Industries PLC	127,939	4,931,274
Palantir Technologies, Inc., Class A(b)	4	105
Stellantis NV	119,404	2,388,562
Tenaris SA	5,347	53,819
		8,780,985
Total Long-Term Investments — 96.4% (Cost: $965,248,913)		1,133,741,479

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(f)(g)
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	32,109,232	$ 32,109,232
SL Liquidity Series, LLC, Money Market Series, 0.13%(h)	2,157,696	2,158,343
Total Short-Term Securities — 2.9% (Cost: $34,267,575)		34,267,575
Total Investments — 99.3% (Cost: $999,516,488)		1,168,009,054
Other Assets Less Liabilities — 0.7%		7,744,215
Net Assets — 100.0%		$ 1,175,753,269
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	All or a portion of this security is on loan.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $168,221, representing 0.0% of its net assets as of period end, and an original cost of $804,375.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 31,337,962	$ 771,270(a)	$ —	$ —	$ —	$ 32,109,232	32,109,232	$ 431	$ —
SL Liquidity Series, LLC, Money Market Series	125,042	2,033,301(a)	—	—	—	2,158,343	2,157,696	10,656(b)	—
				$ —	$ —	$ 34,267,575		$ 11,087	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	312	09/17/21	$ 36,683	$ 716,102
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Advantage International Fund
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 80,325,328	$ 1	$ 80,325,329
Austria	—	3,192,762	—	3,192,762
Belgium	—	1,532,083	—	1,532,083
China	—	1,810,892	—	1,810,892
Denmark	3,018,490	40,119,647	—	43,138,137
Finland	—	31,459,045	—	31,459,045
France	—	142,772,530	—	142,772,530
Germany	60,830	118,523,081	—	118,583,911
Hong Kong	—	29,919,564	—	29,919,564
India	—	—	168,221	168,221
Ireland	885,908	3,969,446	—	4,855,354
Israel	—	15,864,732	—	15,864,732
Italy	—	18,771,195	—	18,771,195
Japan	—	244,991,411	—	244,991,411
Luxembourg	—	2,145,555	—	2,145,555
Netherlands	641,750	60,250,122	—	60,891,872
New Zealand	—	5,765,257	—	5,765,257
Norway	—	10,960,082	—	10,960,082
Portugal	84,693	387,901	—	472,594
Singapore	—	4,912,291	—	4,912,291
South Africa	—	4,659,928	—	4,659,928
Spain	146	13,831,795	—	13,831,941
Sweden	249,202	45,580,752	—	45,829,954
Switzerland	—	103,206,573	—	103,206,573
United Kingdom	3,644,666	131,254,615	—	134,899,281
United States	105	8,780,880	—	8,780,985
Short-Term Securities
Money Market Funds	32,109,232	—	—	32,109,232
	$ 40,695,022	$ 1,124,987,467	$ 168,222	1,165,850,711
Investments valued at NAV(a)				2,158,343
				$ 1,168,009,054
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 716,102	$ —	$ —	$ 716,102
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust